Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed of
Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed

I. Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed of

        From time to time we will dispose of aircraft from our fleet held for use prior to the conclusion of their useful life, most frequently through either a sale or part-out. As part of the recoverability assessment of our fleet, management assesses potential transactions and the likelihood that each individual aircraft will continue to be held for use as part of our leased fleet, or if the aircraft will be disposed of as mentioned above. If management determines that it is more likely than not that an aircraft will be disposed of through either a sale or part-out as a result of a potential transaction, a recoverability assessment is performed, and if impaired, the aircraft is recorded at the lower of fair market value or its current carrying value, with any necessary adjustments recorded in income. Further, if the aircraft meets the criteria to be classified as Flight equipment held for sale, we reclassify the aircraft from Flight equipment under operating leases into Flight equipment held for sale (subsequent to recording any necessary impairment charges or fair value adjustments).

        We reported the following impairment charges and fair value adjustments on flight equipment sold or to be disposed of:

	Three Months Ended					Nine Months Ended
	September 30, 2012			September 30, 2011		September 30, 2012				September 30, 2011
	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted		Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)					(Dollars in millions)
Loss/(Gain)
Impairment charges and fair value adjustments on aircraft likely to be sold or sold (including sales-type leases)	5	$5.2		2	$10.1	9	(a)	$43.0		16	$159.5
Fair value adjustments on held for sale aircraft sold or transferred from held for sale back to flight equipment under operating leases(b)	4	4.1		—	(0.2)	4		4.1		10	(3.7)
Impairment charges on aircraft intended to be or designated for part-out	6	26.6	(c)	—	—	10		40.9	(c)	1	2.5

Total Impairment charges and fair value adjustments on flight equipment	15	$35.9		2	$9.9	23		$88.0		27	$158.3

(a)
Excludes one aircraft that was impaired in prior quarters, but for which an additional charge was recorded in the current period for aircraft intended to be or designated for part-out.

(b)
Included in these amounts are net fair value credit adjustments related to aircraft previously held for sale, but which no longer meet such criteria and were subsequently reclassified to Flight equipment under operating leases. Also included in these amounts are fair value credit adjustments for sales price adjustments related to aircraft that were previously held for sale and sold during the periods presented.

(c)
Includes charges relating to nine engines for the three months ended September 30, 2012 and 13 engines for the nine months ended September 30, 2012.

Note G—Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed

        From time to time we will dispose of aircraft from our fleet held for use prior to the conclusion of their useful life, most frequently through either a sale or part-out. As part of the recurring assessment of our fleet, management assesses potential transactions and the likelihood that each individual aircraft will continue to be held for use as part of our leased fleet, or if the aircraft will be disposed as mentioned above. If management determines that it is more likely than not that an aircraft will be disposed of through either a sale or part-out as a result of a potential transaction, the aircraft, if impaired, is recorded at the lower of fair market value or its current carrying value, with any necessary adjustments recorded in income. Further, if the aircraft meets the criteria to be classified as Flight equipment held for sale, we will reclassify the aircraft from Flight equipment under operating leases into Flight equipment held for sale (subsequent to recording any necessary impairment charges or fair value adjustments).

        We reported the following impairment charges and fair value adjustments on flight equipment sold or to be disposed during the years ended December 31, 2011, 2010 and 2009.

	December 31,
	2011		2010		2009
	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)
Impairment charges and fair value adjustments of aircraft likely to be sold or sold	17	$163.1	15	$155.1	5	$24.9
Fair value adjustments on held for sale aircraft sold or transferred from held for sale back to flight equipment under operating leases(a)	10	(3.7)	60	372.1	2	10.5
Impairment charges on aircraft designated for part-out	3	10.9	2	25.6	—	—

Total Impairment charges and fair value adjustments on flight equipment sold or to be disposed	30	$170.3	77	$552.8	7	$35.4

(a)
Included in these amounts are net positive fair value adjustments related to aircraft previously held for sale, but which no longer met such criteria and were subsequently reclassified to Flight equipment under operating leases. Also included in these amounts are net positive fair value adjustments related to sales price adjustments related to aircraft that were previously held for sale and sold during periods presented.

  Year ended December 31, 2011

        Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed totaled $170.3 million for the year ended December 31, 2011, due to the following factors:

  •
  $163.1 million of impairment charges and fair value adjustments were recorded relating to (i) fair value adjustments aggregating $71.4 million on six aircraft sold to third parties from our fleet held for use; and (ii) impairment charges of $91.7 million on 11 aircraft that we were in negotiations with third parties to sell and we deemed more likely than not to be sold, but did not meet the criteria required to be classified as Flight equipment held for sale.

  •
  $3.7 million of net positive fair value adjustments were recorded on aircraft reclassified to or from Flight equipment held for sale.

  •
  $10.9 million of impairment charges were recorded due to the designation of three aircraft for part-out to record the parts at their fair value. Subsequent to the designation, one aircraft was sold to a third party through a sales-type lease and is included in Notes receivable, net of allowance, and net investment in finance and sales-type leases and the value of the parts for the remaining two aircraft is included in Lease receivables and other assets on our Consolidated Balance Sheet.

  Year ended December 31, 2010

        Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed totaled $552.8 million for the year ended December 31, 2010, due to the following factors:

  •
  $57.4 million of impairment charges were recorded on seven aircraft that we were in negotiations with third parties to sell and we deemed more likely than not to be sold, but did not meet the criteria required to be classified as Flight equipment held for sale. In addition, we recorded fair value adjustments of $97.7 million in connection with the sale of eight aircraft, two of which were accounted for as sales type leases.

  •
  $372.1 million of impairment charges were recorded on 60 aircraft reclassified to Flight equipment held for sale. On April 13, 2010, to generate liquidity to repay maturing debt obligations, we signed an agreement to sell 53 aircraft from our existing fleet to a third party for an aggregate purchase price of approximately $2.0 billion. On July 6, 2010, we signed an agreement to sell an additional six aircraft to another third party. As of December 31, 2010, 59 of the 60 aircraft met the criteria to be recorded as Flight equipment held for sale or were sold. During the year ended December 31, 2010, we reclassified one additional aircraft to Flight equipment held for sale.

  •
  $25.6 million of impairment charges were recorded due to the designation of two aircraft for part-out to record the parts at their fair value. The value of the parts is included in Lease receivables and other assets on our Consolidated Balance Sheet.

Year ended December 31, 2009

        During the year ended December 31, 2009 we recorded fair value adjustments of $35.4 million when seven aircraft in our fleet held for use were agreed to be sold.